Plan Description (Details) - EBP 022	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Transfer from Marathon Oil Company Thrift Plan		$ 793,794,000
Maximum annual contribution to eligible pay, percentage		75.00%
Minimum annual contribution to eligible pay, percentage		1.00%
Matching percentage		6.00%
Maximum discretionary cash contribution, percentage		6.00%
Approved discretionary cash contribution, percentage	3.00%
Company retirement contribution, percentage		6.00%
Vesting percentage		100.00%
Vesting period		3 years
Minimum borrowing, amount	$ 1,000	$ 1,000
Maximum borrowing, amount	$ 50,000	$ 50,000
Maximum borrowing, to total account, percentage	50.00%	50.00%
Note receivable from participant, maximum number of outstanding loans | loan		3
Note receivable from participant, maximum number of outstanding home loans | loan		1
Home loan, borrowing term		238 months
General loan, borrowing term		58 months